Inventories (Tables)	6 Months Ended
Jun. 30, 2021
Inventory Disclosure [Abstract]
Schedule of components of inventory	Inventories at June 30, 2021 and December 31, 2020 consisted of the following:

	June 30, 2021	December 31, 2020
Raw materials and supplies	$160	$137
Work in process	52	51
Finished goods	208	252
Total	$420	$440